Federal funds purchased and repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	$ 968,264	$ 1,146,453
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	1,041,206	1,309,469
AssetsSoldUnderAgreementsToRepurchaseMarketValue	1,041,206	1,309,469
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.57%	2.76%
Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	656,659	220,201
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	696,570	244,752
AssetsSoldUnderAgreementsToRepurchaseMarketValue	696,570	244,752
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.41%	3.53%
Obligations of U.S. Government sponsored entities | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	210,292	64,109
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	220,229	67,721
AssetsSoldUnderAgreementsToRepurchaseMarketValue	220,229	67,721
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.36%	0.23%
Obligations of U.S. Government sponsored entities | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	25,765	0
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	27,349	0
AssetsSoldUnderAgreementsToRepurchaseMarketValue	27,349	0
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.34%	0.00%
Obligations of U.S. Government sponsored entities | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	420,602	156,092
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	448,992	177,031
AssetsSoldUnderAgreementsToRepurchaseMarketValue	448,992	177,031
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.44%	4.89%
Mortgage Backed Securities Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	169,453	264,311
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	187,394	312,757
AssetsSoldUnderAgreementsToRepurchaseMarketValue	187,394	312,757
AssetsSoldUnderAgreementsToRepurchaseInterestRate	1.23%	3.32%
Mortgage Backed Securities Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	3,227	23,998
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	3,612	26,591
AssetsSoldUnderAgreementsToRepurchaseMarketValue	3,612	26,591
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.40%	0.46%
Mortgage Backed Securities Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	0	0
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	0	0
AssetsSoldUnderAgreementsToRepurchaseMarketValue	0	0
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.00%	0.00%
Mortgage Backed Securities Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	166,226	240,313
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	183,782	286,166
AssetsSoldUnderAgreementsToRepurchaseMarketValue	183,782	286,166
AssetsSoldUnderAgreementsToRepurchaseInterestRate	1.25%	3.61%
Collateralized Mortgage Obligations Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	142,152	661,941
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	157,242	751,960
AssetsSoldUnderAgreementsToRepurchaseMarketValue	157,242	751,960
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.55%	2.28%
Collateralized Mortgage Obligations Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	15,277	235,306
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	19,087	267,120
AssetsSoldUnderAgreementsToRepurchaseMarketValue	19,087	267,120
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.27%	0.39%
Collateralized Mortgage Obligations Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	55,427	103,754
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	59,472	114,643
AssetsSoldUnderAgreementsToRepurchaseMarketValue	59,472	114,643
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.56%	0.44%
Collateralized Mortgage Obligations Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	71,448	322,881
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	78,683	370,197
AssetsSoldUnderAgreementsToRepurchaseMarketValue	$ 78,683	$ 370,197
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.60%	4.24%